Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Miscellaneous non-current assets [abstract]
Amounts receivable under insurance contracts	£ 756	£ 743
Pension schemes in surplus	183	127
Other receivables	102	150
Total	£ 1,041	£ 1,020